Ropes & Gray LLP
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                            (617) 951-7000 Fax (617)
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                   Writer's Direct Dial Number: (617) 951-7182

April 18, 2005

ELECTRONIC SUBMISSION - VIA EDGAR
---------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: The AllianceBernstein International Premier Growth Fund, Inc. (the "Fund") (File Nos. 333-122912)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Fund that (i) the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Fund's most recent pre-effective amendment (Pre-Effective Amendment No. 1 to Registration Statement No. 333-122912 on Form N-14/A) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on April 4, 2005.

Please direct any questions you may have with respect to this filing to me at the number indicated above.

Very truly yours,

/s/ DANIEL H. APRIL

Daniel H. April